UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manger Filing this Report

Name:  	Sterneck Capital Management, LLC
Address: 	4510 Belleview, Suite 204
		Kansas City, MO  64111

Form 13F File Number: 28-________

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank Sterneck
Title:		Chief Investment Officer
Phone:		816-531-2254

Signature, Place and Date of Signing:

 Frank Sterneck	  Kansas City, MO      	  2/11/2009
[Signature]	[City, State]		    [Date]

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here
if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no
holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check
here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Mangers Reporting for this Manger:

        -- section omitted --


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $30,584


List of Other Included Managers:

Provide a numbered list of the name(s)
and Form 13F file number(s) of all
institutional investment managers with
respect to which this report is filed,
other than the manager filing this
report.

NONE

                                                                VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER
NAME OF ISSUER                         TITLE OF CLASS  CUSIP    (x$1000)PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
DIAMONDS TRUST                         UNIT SER 1      252787106     499    5700 SH            SOLE                       5700
S&P DEPOSITORY RECEIPTS                UNIT SER 1      78462F103    2247   24900 SH            SOLE           3110       21790
SUBURBAN PROPANE L.P.                  UNIT LTD PARTN  822901104     332    9378 SH            SOLE                       9378
ALLIANCEBERNSTEIN HOLDING LP           UNIT LTD PARTN  01881G106     586   28195 SH            SOLE           5500       22695
GLAXOSMITHKLINE PLC                    SPONSORED ADR   37733W105     258    6925 SH            SOLE           1000        5925
BP PLC                                 SPONSORED ADR   55622104      578   12360 SH            SOLE           3000        9360
MFS MULTI MARKET INCOME TRUST          SH BEN INT      552737108      53   10960 SH            SOLE                      10960
FINANCIAL SECTOR SPDR                  SBI INT-FINL    81369Y605     213   17050 SH            SOLE          12000        5050
ENERGY SELECT SECTOR SPDR              SBI INT-ENERGY  81369Y506     287    6000 SH            SOLE           2500        3500
PROSHARES ULTRA S&P 500                PSHS ULT S&P 50074347R107     249    9482 SH            SOLE                       9482
DYNEX CAP INC PFD SER D 9.50%          PFD D 9.50%     26817Q605     332   36100 SH            SOLE           9618       26482
GARMIN LTD                             ORD             G37260109    4236  220949 SH           OTHER                     220949
UNILEVER NV                            N Y SHS NEW     904784709     673   27430 SH            SOLE           8000       19430
MSCI EAFE INDEX FUND (ISHARES)         MSCI EAFE IDX   464287465     211    4700 SH            SOLE                       4700
EVERGREEN MULTI-SECTOR INCOME FUND     COM SHS         30024Y104     173   17000 SH            SOLE                      17000
RAYTHEON CO                            COM NEW         755111507     256    5013 SH            SOLE                       5013
PHOTOMEDEX INC                         COM             719358103       8   29000 SH            SOLE                      29000
FIRST TRUST ENHANCED EQUITY INCOME FUNDCOM             337318109     111   12520 SH            SOLE                      12520
NUVEEN MULTISTRATEGY INC & GROWTH      COM             67073B106     128   27745 SH            SOLE                      27745
EMERGING MKTS TELECOM FUND             COM             290890102     142   10500 SH            SOLE                      10500
WESTERN ASSET EMERGING MKTS INC FUND   COM             95766E103     175   21500 SH            SOLE                      21500
TCW EQUITY INCOME FUND                 COM             872340104     202   65725 SH            SOLE                      65725
AT&T INC                               COM             00206R102     204    7173 SH            SOLE           1000        6173
NATIONAL FUEL GAS CO                   COM             636180101     207    6600 SH            SOLE           2500        4100
DOW CHEMICAL CO                        COM             260543103     208   13800 SH            SOLE            500       13300
HEALTHSOUTH CORPORATION                COM             421924309     209   19075 SH            SOLE           7500       11575
FOREST LABORITORIES INC                COM             345838106     211    8300 SH            SOLE           3500        4800
ROCKWELL COLLINS                       COM             774341101     215    5500 SH            SOLE           5000         500
SUNOCO INC                             COM             86764P109     217    5000 SH            SOLE           5000
COHEN & STEERS REIT FUND               COM             19247Y108     219   34400 SH            SOLE                      34400
BLACKROCK ENHANCED CAPITAL & INCOME FUNCOM             09256A109     221   19738 SH            SOLE                      19738
JOHNSON & JOHNSON                      COM             478160104     232    3872 SH            SOLE           2000        1872
RSC HOLDINGS INC                       COM             74972L102     232   27200 SH            SOLE           8500       18700
NETAPP, INC                            COM             64110D104     243   17372 SH            SOLE           5500       11872
CONSOLIDATED COMMUNICATIONS HLDGS INC  COM             209034107     244   20503 SH            SOLE           6000       14503
BRISTOL MYERS SQUIBB INC               COM             110122108     264   11356 SH            SOLE                      11356
EXXON MOBIL CORP                       COM             30231G102     265    3323 SH            SOLE                       3323
WESTERN UNION COMPANY                  COM             959802109     274   19100 SH            SOLE           5000       14100
VERIZON COMMUNICATIONS                 COM             92343V104     277    8164 SH            SOLE                       8164
NUVEEN EQUITY PREM OPPORTUNITY FD      COM             6706EM102     290   27200 SH            SOLE                      27200
UNITED TECHNOLOGIES INC                COM             913017109     293    5464 SH            SOLE                       5464
DUKE ENERGY CORP                       COM             26441C105     294   19600 SH            SOLE           3000       16600
AMGEN INC                              COM             31162100      297    5145 SH            SOLE           1500        3645
CISCO SYSTEMS INC                      COM             17275R102     300   18376 SH            SOLE           5500       12876
NISOURCE INC                           COM             65473P105     308   28079 SH            SOLE          10000       18079
WALGREEN COMPANY                       COM             931422109     310   12550 SH            SOLE           5000        7550
COLLECTIVE BRANDS INC                  COM             19421W100     314   26800 SH            SOLE          11000       15800
COCA COLA CO                           COM             191216100     325    7177 SH            SOLE                       7177
MATTEL INC                             COM             577081102     334   20900 SH            SOLE          10000       10900
PFIZER INC.                            COM             717081103     354   19974 SH            SOLE           4000       15974
STANDARD REGISTER                      COM             853887107     367   41128 SH            SOLE          15500       25628
SOUTHERN UNION CO                      COM             844030106     370   28371 SH            SOLE           7000       21371
EMC CORP MA                            COM             268648102     373   35591 SH            SOLE          10000       25591
TD AMERITRADE HOLDING CORP             COM             87236Y108     393   27550 SH            SOLE           9500       18050
INTEL CORP                             COM             458140100     434   29588 SH            SOLE          10500       19088
DEL MONTE FOODS CO                     COM             24522P103     438   61350 SH            SOLE          13000       48350
TORTOISE ENERGY INFRASTRUCTURE CORP    COM             89147L100     441   26000 SH            SOLE           3300       22700
CVS CORP DEL                           COM             126650100     462   16090 SH            SOLE           5000       11090
FEDEX CORP                             COM             31428X106     489    7625 SH            SOLE           2000        5625
J P MORGAN CHASE & CO                  COM             46625H100     555   41822 SH            SOLE           6520       35302
HARRIS CORP                            COM             413875105     567   14900 SH            SOLE           5000        9900
TIME WARNER INC                        COM             887317105     605   60159 SH            SOLE          20000       40159
GENERAL ELECTRIC INC                   COM             369604103     629   38837 SH            SOLE           6000       32837
WAL-MART STORES INC                    COM             931142103     662   11800 SH            SOLE           5000        6800
CHEVRONTEXACO CORP                     COM             166764100     673    9101 SH            SOLE                       9101
MICROSOFT CORP                         COM             594918104     717   36862 SH            SOLE          13500       23362
CHARTER COMMUNICATIONS                 CL A            16117M107       2   26500 SH            SOLE                      26500
DYNEGY INC                             CL A            26817G102      21   10623 SH            SOLE                      10623
CONSTELLATION BRANDS INC               CL A            21036P108     340   21550 SH            SOLE           7000       14550
COMCAST CABLE CLASS A                  CL A            20030N101     352   20857 SH            SOLE           9300       11557
KRAFT FOODS INC                        CL A            50075N104     743   27669 SH            SOLE           7992       19677
BERKSHIRE HATHAWAY CLASS A             CL A            84670108     1642      17 SH            SOLE                         17